Note 6 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31, 2014	December 31, 2013
Prepaid insurance	$116,243	$152,812
Prepaid - other	46,471	68,906
Vendor deposits	117,352	95,792
	$280,066	$317,510